                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
CAPITAL
DEVELOPMENT
FUND

180th Quarterly Report
June 30, 2006

A No-Load Fund






[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Capital Development Fund returned 2.2% during the second quarter of 2006 compared to the unmanaged Standard and Poor's 500 Index which declined -1.4% over the same period. Year-to-date, CGM Capital Development Fund returned 11.4% and the unmanaged S&P 500 returned 2.7% as of June 30, 2006.

The market, as measured by the S&P 500, enjoyed a nice three year run until May of this year when investors began to suspect that inflation was accelerating at a more rapid pace than the newly-minted Fed chairman had suggested would be acceptable. In January, just about the time outgoing Chairman Greenspan passed the baton to new Chairman Bernanke, the core inflation rate (ex food and fuel) as measured by the Consumer Price Index
(CPI) began to rise. Just a few months earlier, many investors expected the Fed would pause in its regular interest rate hikes at its June 2006 meeting and possibly put an end to the seemingly relentless increases in the Federal Funds rate. But, the CPI clocked in at a rising 3.8% rate (annualized) for the three months ended May 31 and on June 29, the Fed hiked the Federal Funds rate yet another quarter percent to 5.25% in an effort to flex its inflation fighting muscles. Investors are back to pondering when and at what level the rate increases will end.

As the economy expanded over the past few years, debate centered on and around oil and whether rising energy prices would slow the economy or fuel inflation. Despite some softening in the retail sector and a dramatic drop off in housing sales, we believe inflation is the prevailing bogeyman. Corporate profits and margins are high and companies that produce capital goods for other businesses are thriving as productivity rises and the manufacturing sector booms. Despite ever higher prices at the pump, the consumer appetite for gasoline is proving insatiable and global business is robust with, for example, China announcing in May a nearly 18% increase in industrial production over 2005 notwithstanding efforts by its government to slow its economy.

Despite the steady and continuing rise in the Federal Funds rate from 1% to 5.25% over the past two years, long term bond rates have barely risen: the 10-year U.S. Government bond yield was 4.6% at the end of June '04 versus 5.1% at the end of June '06 and the 30-year bond now yields just 5.3% regardless of a climbing nominal CPI (food and fuel included), up 4.2% over the past year.

To say the prospect of much higher interest rates is unsettling to the market right now is an understatement. However, should consumer spending continue to slow and were inflationary forces to moderate, we believe the equity market could regain its footing based upon the strong gains in corporate earnings currently underway. On June 30, our emphasis in the portfolio was in the heavy goods sectors of the economy and in energy.

CGM Capital Development Fund held important positions in the steel, independent oil production and oil refining industries at quarter end. The Fund's largest holdings were Hansen Natural Corporation, Holly Corporation and Helix Energy Solutions Group, Inc.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 1, 2006

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2006

                                          THE FUND'S
                                          CUMULATIVE     THE FUND'S AVERAGE
                                         TOTAL RETURN    ANNUAL TOTAL RETURN
                                         ------------    -------------------
10 Years ..............................     +137.0%             + 9.0%
 5 Years ..............................     + 85.8              +13.2
 1 Year ...............................     + 27.8              +27.8
 3 Months .............................     +  2.2               --

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions during such respective periods. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities.

                                  CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2006
(unaudited)

COMMON STOCKS -- 99.2% OF TOTAL NET ASSETS

                                                                      SHARES          VALUE(a)
                                                                      ------          --------
AIRLINES -- 3.8%
   US Airways Group, Inc.(b) ..................................       375,000      $ 18,952,500
                                                                                   ------------

BEVERAGES AND TOBACCO -- 7.6%
   Hansen Natural Corporation(b) ..............................       199,000        37,883,630
                                                                                   ------------

COPPER -- 0.5%
   Peru Copper Inc.(b)(d) .....................................       430,000         2,218,800
                                                                                   ------------

HOUSING AND BUILDING MATERIAL -- 3.1%
   Desarrolladora Homex, S.A. de C.V. ADR(b)(c) ...............       475,000        15,584,750
                                                                                   ------------

METALS AND MINING -- 4.6%
   Agnico-Eagle Mines Limited(d) ..............................       690,000        22,825,200
                                                                                   ------------

MISCELLANEOUS -- 4.9%
   Sotheby's Holdings, Inc.(b) ................................       935,000        24,543,750
                                                                                   ------------

OIL - INDEPENDENT PRODUCTION -- 14.2%
   Berry Petroleum Company ....................................       810,000        26,851,500
   Newfield Exploration Company(b) ............................       398,000        19,478,120
   Whiting Petroleum Corporation(b) ...........................       580,000        24,284,600
                                                                                   ------------
                                                                                     70,614,220
                                                                                   ------------
OIL REFINING -- 12.4%
   Holly Corporation ..........................................       690,000        33,258,000
   Tesoro Petroleum Corporation ...............................       381,000        28,331,160
                                                                                   ------------
                                                                                     61,589,160
                                                                                   ------------
OIL - SERVICE -- 9.6%
   Cameron International Corporation(b) .......................       340,000        16,241,800
   Helix Energy Solutions Group, Inc.(b) ......................       780,000        31,480,800
                                                                                   ------------
                                                                                     47,722,600
                                                                                   ------------
RETAIL -- 7.3%
   The Pantry, Inc.(b) ........................................       445,000        25,605,300
   The Wet Seal, Inc.(b) ......................................     2,140,000        10,443,200
                                                                                   ------------
                                                                                     36,048,500
                                                                                   ------------
SERVICES -- 2.8%
   NutriSystem, Inc.(b) .......................................       225,000        13,979,250
                                                                                   ------------

STEEL -- 26.4%
   Carpenter Technology Corporation ...........................       205,000        23,677,500
   Chaparral Steel Company(b) .................................       290,000        20,885,800
   Commercial Metals Company ..................................       934,000        24,003,800
   Gerdau Ameristeel Corporation(d) ...........................     1,275,000        12,801,000
   IPSCO Inc.(d) ..............................................       235,000        22,487,150
   Steel Dynamics, Inc. .......................................       410,000        26,953,400
                                                                                   ------------
                                                                                    130,808,650
                                                                                   ------------
TEXTILE AND APPAREL -- 2.0%
   Hartmarx Corporation(b) ....................................     1,618,800         9,712,800
                                                                                   ------------

TOTAL COMMON STOCKS (Identified Cost $425,454,173) ..........................       492,483,810
                                                                                   ------------

                                                                          FACE
                                                                         AMOUNT
                                                                         ------
SHORT-TERM INVESTMENT -- 0.8% OF TOTAL NET ASSETS

    American Express Credit Corporation, 5.10%, 7/03/06 (Cost
      $3,685,000) .............................................    $3,685,000         3,685,000
                                                                                   ------------

TOTAL INVESTMENTS -- 100.0% (Identified Cost $429,139,173)(e) ...............       496,168,810
   Cash and receivables .....................................................         7,796,255
   Liabilities ..............................................................        (7,620,896)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0% ..................................................      $496,344,169
                                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(d) The Fund has approximately 12% of its net assets at June 30, 2006 invested in companies incorporated in Canada.
(e) Federal Tax Information: At June 30, 2006 the net unrealized appreciation on investments based on cost of $431,070,466 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost .............................      $ 78,192,273
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value .............................       (13,093,929)
                                                                                   ------------
                                                                                   $ 65,098,344
                                                                                   ============

                See accompanying notes to financial statements.

                                  CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2006
(unaudited)
ASSETS
  Investments at value (identified cost -- $429,139,173) ......................      $496,168,810
  Cash ........................................................................            38,295
  Receivable for:
    Securities sold ............................................      $7,614,238
    Dividends and interest......................................         143,722        7,757,960
                                                                      ----------     ------------
                                                                                      503,965,065
                                                                                     ------------
LIABILITIES
  Payable for:
    Securities purchased .......................................       6,445,053
    Shares of the Fund redeemed ................................         728,753        7,173,806
                                                                      ----------
  Accrued expenses:
    Management fees ............................................         372,904
    Trustees' fees .............................................          13,796
    Accounting, Administration and Compliance ..................           7,051
    Transfer agent fees ........................................           3,967
    Other expenses .............................................          49,372          447,090
                                                                      ----------     ------------
                                                                                        7,620,896
                                                                                     ------------
NET ASSETS ...................................................................       $496,344,169
                                                                                     ============
  Net Assets consist of:
    Capital paid-in ............................................................     $370,852,287
    Undistributed net investment loss ..........................................       (1,762,423)
    Accumulated net realized gain on investments ...............................       60,224,779
    Unrealized appreciation on investments -- net ..............................       67,029,526
                                                                                     ------------
NET ASSETS ...................................................................       $496,344,169
                                                                                     ============

  Shares of beneficial interest
    outstanding, no par value ..................................................       15,631,911
                                                                                     ============
  Net asset value per share* ..................................................            $31.75
                                                                                           ======

* Shares of the Fund are sold and redeemed at net asset value ($496,344,169 / 15,631,911).

                     See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2006
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $20,227) ............     $    794,925
    Interest .................................................          100,408
                                                                   ------------
                                                                        895,333
                                                                   ------------
  Expenses
    Management fees ..........................................        2,404,133
    Trustees' fees ...........................................           28,964
    Accounting, Administration and Compliance ................           42,303
    Custodian ................................................           54,140
    Transfer agent ...........................................           57,676
    Audit and tax services ...................................           17,450
    Legal ....................................................           18,332
    Printing .................................................           19,820
    Registration .............................................           13,713
    Miscellaneous ............................................            1,225
                                                                   ------------
                                                                      2,657,756
                                                                   ------------
  Net investment loss ........................................       (1,762,423)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain on investments (including net realized
      loss of $840,836 on sales of investments in
      non-controlled affiliated issuers) .....................       60,224,779
  Net unrealized depreciation ................................       (6,573,159)
                                                                   ------------
  Net gain on investments and foreign currency transactions ..       53,651,620
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................     $ 51,889,197
                                                                   ============
                See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
---------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 2006      DECEMBER 31,
                                                               (UNAUDITED)           2005
                                                              -------------      ------------
FROM OPERATIONS
  Net investment loss ...................................     $  (1,762,423)     $  (2,270,485)
  Net realized gain from investments ....................        60,224,779         92,382,493
  Unrealized appreciation (depreciation) ................        (6,573,159)         8,106,228
                                                              -------------      -------------
    Change in net assets from operations ................        51,889,197         98,218,236
                                                              -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized short-term capital gain on investments ...              --          (57,886,555)
  Net realized long-term capital gain on investments ....              --          (29,553,609)
                                                              -------------      -------------
                                                                       --          (87,440,164)
                                                              -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..........................         2,416,330          2,803,858
  Net asset value of shares issued in connection with
    reinvestment of:
    Distributions from net short-term realized capital
      gain ..............................................              --           49,431,710
    Distributions from net long-term realized capital
      gain ..............................................              --           25,237,888
                                                              -------------      -------------
                                                                  2,416,330         77,473,456
  Cost of shares redeemed ...............................       (18,788,159)       (27,773,482)
                                                              -------------      -------------
    Change in net assets derived from capital share
      transactions ......................................       (16,371,829)        49,699,974
                                                              -------------      -------------
  Total change in net assets ............................        35,517,368         60,478,046

NET ASSETS
  Beginning of period ...................................       460,826,801        400,348,755
                                                              -------------      -------------

  End of period (including undistributed net investment
    loss of $1,762,423 and $0 at June 30, 2006 and
    December 31, 2005, respectively) ....................     $ 496,344,169      $ 460,826,801
                                                              =============      =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ............................            78,993             90,624
  Issued in connection with reinvestment of:
    Distributions from net short-term realized capital
      gain ..............................................              --            1,729,591
    Distributions from net long-term realized capital
      gain ..............................................              --              883,061
                                                              -------------      -------------
                                                                     78,993          2,703,276
  Redeemed ..............................................          (609,173)          (894,776)
                                                              -------------      -------------
  Net change ............................................          (530,180)         1,808,500
                                                              =============      =============

                    See accompanying notes to financial statements.

                                                  CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                        SIX MONTHS
                                          ENDED                                YEAR ENDED DECEMBER 31,
                                      JUNE 30, 2006     ---------------------------------------------------------------------
                                       (UNAUDITED)        2005           2004           2003           2002           2001
                                       -----------        ----           ----           ----           ----           ----
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning
  of period ......................      $28.51             $27.89         $23.60         $15.22         $19.21         $25.12
                                        ------             ------         ------         ------         ------         ------

Net investment loss ..............       (0.11)(a)          (0.16)(a)      (0.01)(a)      (0.10)(a)      (0.12)(a)      (0.08)(b)

Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions ..        3.35               7.23           4.30           8.48          (3.87)         (5.83)
                                        ------             ------         ------         ------         ------         ------
Total from investment operations .        3.24               7.07           4.29           8.38          (3.99)         (5.91)
                                        ------             ------         ------         ------         ------         ------

Distribution from net short-term
  realized gain ..................       --                 (4.27)         --             --             --             --
Distribution from net long-term
  realized gain ..................       --                 (2.18)         --             --             --             --
                                        ------             ------         ------         ------         ------         ------
Total distributions ..............       --                 (6.45)         --             --             --             --
                                        ------             ------         ------         ------         ------         ------

Net increase (decrease) in net
  asset value ....................        3.24               0.62           4.29           8.38          (3.99)         (5.91)
                                        ------             ------         ------         ------         ------         ------
Net asset value at end of period .      $31.75             $28.51         $27.89         $23.60         $15.22         $19.21
                                        ======             ======         ======         ======         ======         ======

Total Return (%) .................        11.4               25.3           18.2           55.1          (20.8)         (23.5)

Ratios:
Operating expenses to average net
  assets (%) .....................        1.11*              1.12           1.14           1.17           1.15           1.12
Net investment loss to average net
  assets (%) .....................       (0.73)*            (0.52)         (0.06)         (0.56)         (0.67)         (0.38)
Portfolio turnover (%) ...........         234*               211            263            305            209            283
Net assets at end of period (in
  thousands) ($) .................     496,344            460,827        400,349        369,021        259,818        353,365

(a) Per share net investment loss has been calculated using the average shares outstanding during the period.
(b) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.
  * Computed on an annualized basis.

                                         See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund commenced operations on August 14, 1961. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2005, there were no capital loss carryovers available to offset future realized gains. During the year 2005 the Fund utilized $1,538,498 of capital loss carryovers.

   As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

        UNDISTRIBUTED              UNDISTRIBUTED              NET UNREALIZED
          ORDINARY                   LONG-TERM                 APPRECIATION/
           INCOME                  CAPITAL GAINS               DEPRECIATION
        -------------              -------------              ---------------
             $--                        $--                     $73,602,685

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/losses and netting net operating loss with net short-term gains. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

   The tax character of distributions paid during the fiscal year ended December 31, 2005, were as follows:

         ORDINARY                    LONG-TERM
          INCOME                   CAPITAL GAINS                   TOTAL
         --------                  -------------                   ----
        $57,886,555                 $29,553,609                 $87,440,164

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Capital Development Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Capital Development Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Capital Development Fund. The risk of material loss from such claims is considered remote.

2. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2006, purchases and sales of securities other than United States government obligations and short-term investments aggregated $561,806,998 and $582,286,656, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2006, the Fund incurred management fees of $2,404,133 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
      (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $42,303, for the period ended June 30, 2006, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $32,945 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2006, each disinterested trustee is compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2006:

                                    NUMBER OF                                      NUMBER OF
                                   SHARES HELD           GROSS       GROSS        SHARES HELD        DIVIDEND       MARKET VALUE
NAME OF ISSUER                  DECEMBER 31, 2005      PURCHASES     SALES       JUNE 30, 2006        INCOME       JUNE 30, 2006
--------------                  -----------------      ---------     -----       -------------        ------       -------------
Hartmarx Corporation+* .......      2,098,800           100,000     580,000        1,618,800            $0           $9,712,800
                                                                                                        ==           ==========
------------
+ Non-income producing security.
* No longer considered an affiliated issuer.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Capital Development Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                              Beginning          Ending        Expenses Paid
                            Account Value    Account Value     During Period*
                               1/01/06          6/30/06       1/01/06 - 6/30/06
-------------------------------------------------------------------------------
Actual                        $1,000.00        $1,113.64           $5.82
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,019.29           $5.56

-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                   CGM CAPITAL DEVELOPMENT FUND
 --------------------------------------------------------------------------------------------------------------------------------

 --------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                          DECEMBER 31, 1980 -- JUNE 30, 2006 (UNAUDITED)
 --------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1980
 --------------------------------------------------------------------------------------------------------------------------------
                      -- AND HAD TAKEN ALL DIVIDENDS                     OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                         AND DISTRIBUTIONS IN CASH                           GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
             --------------------------------------------------------------------------------------------------------------------
                                       During the Year
                                    You Would Have Received                                        Which Would Represent
                               ---------------------------------                             ------------------------------------

                                                                        The Value of                             A Cumulative
                The Net                                                 Your Original                               Change
              Asset Value        Per Share           Per Share           Investment              An                Expressed
    On          of Your        Capital Gains          Income               At Each             Annual           As An Index With
 December     Share Would      Distributions       Distributions          Year End           Total Return         December 31,
   31          Have Been            of                  of             Would Have Been            of              1980 = 100.0
--------------------------------------------------------------------------------------------------------------------------------

   1980         $20.50                                                                                               100.0
   1981          17.34            $ 3.38               $0.36               $ 21.42             +    4.5%             104.5
   1982          24.88              2.88                0.41                 38.32             +   78.9              187.0
   1983          25.21              2.50                0.47                 44.30             +   15.6              216.2
   1984          17.28              6.15                0.11                 40.67             -    8.2              198.5
   1985          25.02              --                  0.18                 59.46             +   46.2              290.2
   1986          23.12              7.46                0.16                 76.35             +   28.4              372.6
   1987          16.56             10.09                0.14                 88.49             +   15.9              431.8
   1988          15.87              0.02                0.62                 88.22             -    0.3              430.5
   1989          18.37              --                  0.34                104.01             +   17.9              507.6
   1990          18.53              --                  0.10                105.47             +    1.4              514.7
   1991          25.80             11.07*               0.06                209.99             +   99.1             1024.8
   1992          27.43              2.68*               0.20                246.74             +   17.5             1204.1
   1993          27.71              7.51                0.07                317.55             +   28.7             1549.7
   1994          20.58              0.71                0.07                244.83             -   22.9             1194.8
   1995          27.33              1.68                0.02                345.46             +   41.1             1685.9
   1996          29.08              5.87                0.07                442.53             +   28.1             2159.6
   1997          26.96              9.08                --                  548.29             +   23.9             2675.7
   1998          24.95              4.19                0.11                594.89             +    8.5             2903.1
   1999          26.20              0.56                0.11                640.70             +    7.7             3126.6
   2000          25.12              --                  0.10                616.35             -    3.8             3007.8
   2001          19.21              --                  --                  471.51             -   23.5             2301.0
   2002          15.22              --                  --                  373.44             -   20.8             1822.4
   2003          23.60              --                  --                  579.21             +   55.1             2826.5
   2004          27.89              --                  --                  684.63             +   18.2             3340.9
   2005          28.51              6.45                --                  857.84             +   25.3             4186.1
   2006(6/30)    31.75              --                  --                  955.63             +   11.4             4663.3
                                  ------               -----                                   --------
    Totals                        $82.28               $3.70                                   + 4563.3
--------------------------------------------------------------------------------------------------------------------------
* Includes $0.02 and $0.02 per share distributed from paid-in capital.
--------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2006 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April, 2006, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and determined that the Fund's performance compared favorably with other growth funds for the one-, three-, five- and ten-year periods ended December 31, 2005. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM's investment style, the Board determined that it would not be advisable to seek incremental adjustments to the Fund's advisory fee.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted that the overall expense ratio of the Fund was competitive compared to the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for
    the 1st & 3rd Quarters (as filed on Form N- Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2 06                          Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2006, as set forth in 210.12-12 of Regulation S-X, is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's second fiscal quarter of the period covered by this report.

ITEM 12.  EXHIBITS.

(a)(1)  Not applicable.

a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  August 24, 2006

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date:  August 24, 2006